EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 14, 2011 TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement updates information contained in the Prospectus dated May 1, 2011 of EQ Advisors Trust (the "Trust") regarding the ATM Core Bond Portfolio and the ATM Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about changes to the portfolio managers of the ATM Core Bond Portfolio and the ATM Government Bond Portfolio.

Information Regarding

ATM Core Bond Portfolio

Effective June 14, 2011, the third sentence in the fourth paragraph of the section entitled "Investments, Risks and Performance – Principal Investment Strategy" is deleted in its entirety and replaced with the following:

The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide exposure to a fixed income securities index instead of investing directly in fixed income securities. In addition, the Manager may invest the Portfolio's assets in exchange-traded funds ("ETFs") that seek to track a fixed income securities index instead of the Portfolio investing directly in fixed income securities.

Information Regarding

ATM Government Bond Portfolio

Effective June 14, 2011, the third sentence in the fourth paragraph of the section entitled "Investments, Risks and Performance – Principal Investment Strategy" is deleted in its entirety and replaced with the following:

The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide exposure to a fixed income securities index instead of investing directly in fixed income securities. In addition, the Manager may invest the Portfolio's assets in exchange-traded funds ("ETFs") that seek to track a fixed income securities index instead of the Portfolio investing directly in fixed income securities.